LOANS PAYABLE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF LOANS PAYABLE TO RELATED PARTIES

The Company had the following loans payable to related parties:

	December 31,
	2024	2023
Beginning balance Loan 1 - payable to Stephen Morris	$125,910	$374,018
Additions	435,923	573,324
Loan resolution – convert principal into shares of common stock.	-	(821,432)
Ending balance Loan 1 - payable to Stephen Morris	561,833	125,910

Loan - payable to Stephen Morris	543,262	552,639
Related party loan - payable to director	-	28,899
Total loan payable to related parties	1,105,095	710,886
Less – current portion	-	158,247

Total – non-current	$1,105,095	$552,639